Equity (Details)																			6 Months Ended		12 Months Ended
	Dec. 03, 2024 CNY (¥) shares	Dec. 03, 2024 USD ($) $ / shares shares	Oct. 31, 2024 CNY (¥) shares	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 21, 2024 shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) shares	Sep. 13, 2024 CNY (¥) Days shares	Sep. 13, 2024 USD ($) Days shares	Jul. 31, 2024 CNY (¥) shares	Jul. 31, 2024 USD ($) shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 25, 2023 CNY (¥)	Apr. 25, 2023 USD ($) $ / shares shares	Mar. 16, 2023 $ / shares shares	Feb. 16, 2023 $ / shares shares	Sep. 09, 2022 USD ($) shares	Sep. 07, 2022 USD ($) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Apr. 01, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 26, 2024 shares	Oct. 25, 2024	Sep. 06, 2022 shares	Jun. 10, 2022 shares	Mar. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)
Equity [Line Items]
Ordinary shares, issued															6,409,600
Reverse stock split															1 to 1.25	1 for 1.25
Ordinary shares, outstanding															6,409,600
Price per share (in Dollars per share) | $ / shares		$ 0.2										$ 4
Issuance of convertible debentures								¥ 5,728,717	$ 796,939
Principal amount (in Dollars) | $									$ 800,000
Investment interest rates									6.00%
Percentage of conversion price								52.00%	52.00%
Consecutive trading days (in Days) | Days								5	5
Original issue date									52.00%
Converted shares of class A								2,069,382	2,069,382
Class A ordinary shares			14,793,335	14,793,335
Purchase price (in Dollars per share) | $ / shares				$ 0.45
Net of issuance cost																			¥ 47,469,070	$ 6,631,055
Group issued shares as compensation			17,261	17,261
Group issued value as compensation (in Dollars) | $				$ 12,000
Net issuance cost	¥ 70,194,498	$ 9,805,618
Underwriter purchase warrants														37,500
Warrant exercise price per share (in Dollars per share) | $ / shares														$ 4
Warrant evaluated													¥ 360,874	$ 50,411
Warrant exercised shares																							18,679
Total dividend declared (in Yuan Renminbi) | ¥																													¥ 18,770,000	¥ 18,770,000
Other payables to shareholders																			¥ 6,937,500		¥ 6,937,500	$ 969,114		$ 969,114
After-tax net income percentage																			10.00%	10.00%
Percentage of reserve																			50.00%	50.00%
Net assets																			¥ 1,800,000			$ 300,000
HYTX WAREHOUSE NO.3 LLC [Member]
Equity [Line Items]
Equity interest																									20.00%
HYTX WAREHOUSE NO.10 LLC [Member]
Equity [Line Items]
Equity interest																									49.00%
YUKON FLOORING BELLAIRE, LLC [Member]
Equity [Line Items]
Equity interest																									95.00%	95.00%
HYTX WAREHOUSE NO.11 LLC [Member]
Equity [Line Items]
Equity interest																									20.00%
LD Global Logistics Inc [Member]
Equity [Line Items]
Equity interest					10.00%
Class B shares into Class A shares [Member]
Equity [Line Items]
Number of shares converted						1,000,000	1,000,000			1,000,000	1,000,000
FASTFLY [Member]
Equity [Line Items]
Capital injection						¥ 29,174	$ 4,075
JNT [Member]
Equity [Line Items]
Capital injection			¥ 55,000	$ 7,683						¥ 55,000	$ 7,683								¥ 151,000	$ 21,094
Inter-Group [Member]
Equity [Line Items]
Dividends payable, current (in Yuan Renminbi) | ¥																													6,839,000	6,839,000
Individual Shareholders [Member]
Equity [Line Items]
Total dividend declared (in Yuan Renminbi) | ¥																													¥ 11,931,000	¥ 11,931,000
Minimum [Member] | Common Stock [Member]
Equity [Line Items]
Share authorized															400,000,000	400,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.0001	$ 0.0001
Maximum [Member] | Common Stock [Member]
Equity [Line Items]
Share authorized															500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.000125	$ 0.000125
Class A Ordinary Shares [Member]
Equity [Line Items]
Share authorized																			480,000,000		480,000,000	480,000,000		480,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																						$ 0.0001		$ 0.0001
Ordinary shares, issued																			88,426,696		88,408,017	88,426,696		88,408,017
Issuance ordinary shares																											1,370,400
Granted shares																		800,000
Sale and issue of ordinary shares	50,000,000	50,000,000
Shares prior to reverse share split															10,872,320	13,590,400
Shares under reverse share split																10,872,320
Divided shares															480,000,000	384,000,000
Shares under forward share split															13,590,400
Ordinary shares, outstanding																			88,426,696		88,408,017	88,426,696		88,408,017
New ordinary shares												1,250,000
Ordinary canceled shares																					1,704,851
Class A Ordinary Shares [Member] | HYTX WAREHOUSE NO.3 LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																									1,680,016
Class A Ordinary Shares [Member] | HYTX WAREHOUSE NO.10 LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																									1,568,457
Class A Ordinary Shares [Member] | YUKON FLOORING BELLAIRE, LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																									2,219,828
Class A Ordinary Shares [Member] | HYTX WAREHOUSE NO.11 LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																									1,704,851
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, issued																			88,426,696			88,426,696						9,420,000
Ordinary shares, outstanding																			88,426,696			88,426,696
Class A Ordinary Shares [Member] | LD Global Logistics Inc [Member]
Equity [Line Items]
Consideration issuing shares					117,115
Class A Ordinary Shares [Member] | Third Party Investors [Member]
Equity [Line Items]
Sale and issue of ordinary shares																	2,000,000
Consideration (in Dollars) | $																	$ 5,000,000
Common Class B [Member]
Equity [Line Items]
Share authorized																			20,000,000		20,000,000	20,000,000		20,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																						$ 0.0001		$ 0.0001
Ordinary shares, issued																			5,409,600		5,409,600	5,409,600		5,409,600
Shares prior to reverse share split															5,127,680	6,409,600
Shares under reverse share split																5,127,680
Divided shares															20,000,000	16,000,000
Ordinary shares, outstanding																			5,409,600		5,409,600	5,409,600		5,409,600
Common Class B [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, issued																												6,409,600
IPO [Member]
Equity [Line Items]
Consideration amount (in Dollars) | $
IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Net proceeds (in Dollars) | $												$ 4,860,000
New ordinary shares												102,223